Discontinued Operations and Disposition of Operating Segment - Schedule of Discontinued Operations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jan. 02, 2019
DISCONTINUED OPERATIONS
SERVICE REVENUES	$ 4,579,745	$ 6,077,667
COST OF REVENUE	4,172,320	7,863,673
GROSS PROFIT (LOSS)	407,425	(1,786,006)
Research and development	205,000	322,269
General and administrative	2,245,394	9,119,772
Depreciation and amortization	395,081	354,657
TOTAL OPERATING EXPENSES	2,845,475	9,796,698
OPERATING LOSS	(2,438,050)	(11,582,704)
Other income, net	12,827
Interest expense, net		(409,082)
LOSS FROM DROPCAR DISCONTINUED OPERATIONS	(2,425,223)	(11,991,786)
INCOME FROM SUISUN CITY DISCONTINUED OPERATIONS		315,119
LOSS FROM OPERATIONS OF DISCONTINUED COMPONENTS	(2,425,223)	(11,676,667)
LOSS ON SALE OF SUISUN CITY COMPONENT		(4,169,718)
LOSS FROM DISCONTINUED OPERATIONS	(2,425,223)	(15,846,385)
Cash	81,457	415,569
Accounts receivable, net	210,671	295,626
Prepaid expenses and other current assets	83,058	107,768
Current assets held for sale	375,186	818,963
Property and equipment, net	25,723	39,821
Capitalized software costs, net	410,261	659,092
Operating lease right-of-use asset	1,886	0	$ 23,000
Other assets	3,525	3,525
Noncurrent assets held for sale	441,395	702,438
Accounts payable and accrued expenses	737,862	1,033,489
Deferred revenue	302,914	253,200
Current liabilities held for sale	$ 1,040,776	$ 1,286,689